Income tax - Disclosure of deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax losses carried forward (Note (i))	$ 4,410	$ 4,365
Share-based payments	931	759
Temporary difference on deferred income	254	194
Less: Valuation allowance (Note (ii))	(4,410)	(4,365)	$ (5,923)	$ (6,385)
Deferred tax assets net	1,185	953
Deferred tax liabilities
Acquired intangible assets	(12,993)	(13,585)
Outside basis difference (Note (iii))	(356)	(542)
Others	(29)	(29)
Deferred tax liabilities net	$ (13,378)	$ (14,156)